Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The following is a reconciliation of income taxes at the statutory rate 21% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2020		2019		2018
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT

Earnings before income taxes (“EBT”)	$529		$497		$256

Income taxes at statutory rate	$111	21%	$104	21%	$54	21%
Effect of permanent items	(4)	(1%)	(2)	—%	(7)	(3%)
Provision for income taxes as shown in the statement of earnings	$107	20%	$102	21%	$47	18%

GALIC’s 2013 — 2020 tax years remain subject to examination by the IRS.

GALIC did not have any earnings or losses subject to tax in foreign jurisdictions for the years ended December 31, 2020, 2019 and 2018.

The total income tax provision consists of (in millions):

	2020	2019	2018
Current taxes:
Federal	$60	$152	$130
State	2	4	3
Deferred taxes:
Federal	45	(54)	(86)
Provision for income taxes	$107	$102	$47

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2020			2019
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$531	$68	$599	$601	$46	$647
Other, net	10	(2)	8	7	(2)	5
Total deferred tax assets	541	66	607	608	44	652
Deferred tax liabilities:
Investment securities	(97)	(537)	(634)	(78)	(369)	(447)
Deferred policy acquisition costs	(212)	197	(15)	(236)	143	(93)
Insurance claims and reserves transition liability	(57)	—	(57)	(68)	—	(68)
Total deferred tax liabilities	(366)	(340)	(706)	(382)	(226)	(608)
Net deferred tax asset (liability)	$175	$(274)	$(99)	$226	$(182)	$44

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2020 and 2019.

GALIC did not have a liability for uncertain tax positions during 2020, 2019 or 2018.
Cash payments for income taxes, net of refunds, were $90 million, $163 million and $106 million for 2020, 2019 and 2018, respectively.